Putnam
Growth
Opportunities
Fund


Item 1. Report to Stockholders:
-------------------------------
The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940:


SEMIANNUAL REPORT ON PERFORMANCE AND OUTLOOK

1-31-04

[GRAPHIC OMITTED: GREEN TOP]

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From the Trustees

[GRAPHIC OMITTED: PHOTO OF JOHN A. HILL AND GEORGE PUTNAM, III]

John A. Hill and
George Putnam, III

Dear Fellow Shareholder:

In recent months we have communicated with you about Putnam's commitment to establishing high fiduciary standards within the investment management industry. The firm's efforts took a step forward in January with a series of initiatives that were outlined in a letter to shareholders from Putnam President and CEO Ed Haldeman. Among other things, Putnam is placing voluntary limits on fund expenses and reducing sales loads. In addition, beginning in the spring, certain shareholder communications will provide enhanced disclosure, including a comparison of fund costs with industry averages and a gauge of each fund's relative risk. They will also disclose the number of shares held by Putnam employees and discuss how the portfolio management team is compensated. Another new measure, taking effect April 19, 2004, will impose a 2% fee on shares that are sold within 5 days of purchase. This redemption fee demonstrates Putnam's commitment to preventing short-term trading in its funds, which can be detrimental to shareholders.

These changes serve to advance shareholder interests and provide a framework to help you make financial decisions. We encourage you to review the new disclosure as it is implemented and discuss it with your financial advisor. While we are pleased with this progress, the Trustees and Putnam are continuing to explore other measures that may provide greater transparency and enhanced protection for long-term shareholders.

Improving conditions for stocks continued through your fund's most recent semiannual period, which ended January 31, 2004. Your fund posted a considerable advance in the six-month period, but it underperformed both its benchmark index and the average return of its peer group. Disappointing results from several health-care and technology holdings caused this underperformance. In the following report, your portfolio management team describes how they have responded to changing market opportunities by adjusting the fund's positioning in these two large growth sectors.

We thank you for your continued support of Putnam.

Respectfully yours,

/S/ JOHN A. HILL              /S/ GEORGE PUTNAM, III

John A. Hill                  George Putnam, III
Chairman of the Trustees      President of the Funds

March 17, 2004


Report from Fund Management

Fund highlights

 * During Putnam Growth Opportunities Fund's semiannual period, which ended January 31, 2004, class A shares returned 10.64% at net asset value (NAV) and 4.25% at public offering price (POP).

 * The fund underperformed the 12.84% advance of the Russell Top 200
   Growth Index, its benchmark, primarily because of stock selection in the health-care and technology sectors.

 * For the same reasons, the fund also underperformed the 11.81% average gain of its peer group, the Lipper Large-Cap Growth Funds category.

 * See the Performance Summary beginning on page 7 for complete fund performance, comparative performance, and Lipper data.

Performance commentary

The economy's surprising strength propelled the stock market higher during the past six months, the first half of your fund's 2004 fiscal year. Large-company growth stocks participated in this rally but lagged behind the market leaders. The fund's strategy of concentrating investments in very large, rapidly growing companies was a noteworthy hindrance to relative results because the market showed a clear preference for small- and mid-cap stocks during the period. Thus, in general, the larger the stock, the weaker its relative results over the period. While we seek to identify large-company stocks with what we believe to be the ability to achieve above-average growth for sustained periods, thanks to the economic surge, investors were able to find earnings growth in a wide variety of stocks. The fund's underperformance relative to its benchmark and peer group resulted from its positioning in the health-care and technology sectors, in which we had overweight exposure to stocks that lagged during the rally.

FUND PROFILE

Putnam Growth Opportunities Fund seeks capital appreciation by investing in large U.S. companies. The fund targets established companies that management believes are leaders in their industries and have the potential to grow rapidly. The concentrated portfolio may be appropriate for investors who are willing to assume above-average risk in pursuit of above-average growth.


Market overview

As the semiannual period began, in August 2003, the economy was accelerating on its way to an 8.2% annualized growth rate for the three months that ended September 30. This was the fastest quarterly pace of economic growth in 20 years. Tax cuts, some in the form of refund checks mailed by the federal government, were generally spent quickly by consumers and translated into profits for many companies. Factory orders increased as well, helped in part by international orders as the dollar weakened. Although the economy returned to a more normal growth rate of 3%-4% after September, conditions remained brisk enough to keep corporate earnings healthy. When combined with low inflation and low interest rates, the profits picture has been very supportive of stock prices.

Many sectors of the market participated in the rally. As business capital investment improved, technology and telecommunications companies enjoyed stronger orders. Financial stocks also did relatively well because mortgage lending remained brisk, credit card companies were stable, and investment banking and brokerage stocks benefited from a stronger stock market. Consumer spending remained active, supporting retailers and media stocks. Manufacturing expanded vigorously, helping industrial, capital goods, and basic materials stocks. The health-care sector was one exception. Investors lost interest in the sector because demand for drugs and health services typically remains steady even as other areas of the economy surge.

-------------------------------------------------------------------------------
MARKET SECTOR PERFORMANCE 6 MONTHS ENDED 1/31/04
-------------------------------------------------------------------------------
Equities
-------------------------------------------------------------------------------
Russell Top 200 Growth Index (large-company growth stocks)             12.84%
-------------------------------------------------------------------------------
MSCI EAFE Index (international stocks)                                 25.35%
-------------------------------------------------------------------------------
Russell 2000 Index (stocks of small and midsize companies)             22.67%
-------------------------------------------------------------------------------
S&P 500 Index (broad stock market)                                     15.23%
-------------------------------------------------------------------------------
Bonds
-------------------------------------------------------------------------------
Lehman Aggregate Bond Index (broad bond market)                         4.49%
-------------------------------------------------------------------------------
Lehman Government Bond Index (U.S. Treasury and agency
securities)                                                             3.88%
-------------------------------------------------------------------------------
Citigroup World Government Bond Index (global government
bonds)                                                                 10.86%
-------------------------------------------------------------------------------
These indexes provide an overview of performance in different market sectors for the six months ended 1/31/04.
-------------------------------------------------------------------------------

Strategy overview

The prospects for a stronger economy and either stable or declining interest rates prompted us to modify the portfolio's sector weights gradually, beginning early in the period. We expected the strong economic growth to trigger the long-awaited increase in corporate capital spending. We consequently increased the fund's holdings in semiconductor and communications equipment stocks. In order to make this shift, we reduced holdings in stocks of large pharmaceutical manufacturing and distribution companies. The outlook for these stocks has been clouded by patent expiration issues, severe price competition, and political disputes regarding the importation of drugs from Canada.

We have maintained an overweight of financial stocks, relative to the benchmark index. While we made little change to the overall weighting in this sector, we increased the portfolio's positions in several investment banking and brokerage stocks that we think currently offer attractive growth rates after a period of difficulty in the industry. We also have kept significant exposure to consumer finance companies that we believe continue to achieve fundamental business improvements, such as expanding loan growth and improving credit quality.

The consumer staples sector represents one of the fund's larger underweights, relative to the index. We trimmed some positions during the period to reduce this sector's allocation even further. We identified few stocks with compelling catalysts for earnings growth and we think the sector will remain unattractive until the economy and stock market begin to slow noticeably, which we do not anticipate will happen for several quarters.


[GRAPHIC OMITTED: horizontal bar chart TOP INDUSTRY WEIGHTINGS COMPARED]

TOP INDUSTRY WEIGHTINGS COMPARED

                            as of 7/31/03   as of 1/31/04

Retail                         12.1%           13.5%

Pharmaceuticals                20.1%           12.3%

Electronics                     7.2%            9.0%

Software                       10.4%            8.7%

Communications
equipment                       4.2%            6.9%

Footnote reads:
This chart shows how the fund's top weightings have changed over the last six months. Weightings are shown as a percentage of net assets. Holdings will vary over time.


How fund holdings affected performance

Our stock selections in the health-care and technology sectors, two large components of the portfolio, did not help the fund's performance during the period. The fund's pharmaceutical stock holdings suffered a downturn because of continued deterioration in prospects for large pharmaceutical stocks. Impending patent expirations and the threat of cheaper drug imports contributed to the downturn. In particular, Pfizer and Wyeth underperformed the sector and contributed to the fund's relative underperformance. We trimmed positions in these stocks as well as in Johnson & Johnson and Amgen, a biotechnology stock.

In another area of health care, several major drug distributors became locked in a price war that was harmful to the earnings outlook for all involved. Fund holding Cardinal Health was one of these companies, and we decided to sell a portion of the fund's position to lock in some of the stock's appreciation. One health-care holding that contributed positively to performance was Boston Scientific, a medical devices company, but we decided to take profits on this holding because we believed that it had reached full valuation.


[GRAPHIC OMITTED: TOP HOLDINGS]

TOP HOLDINGS

 1 General Electric Co.
   Conglomerates

 2 Microsoft Corp.
   Software

 3 Intel Corp.
   Electronics

 4 Pfizer, Inc.
   Pharmaceuticals

 5 Cisco Systems, Inc.
   Communications equipment

 6 Wal-Mart Stores, Inc.
   Retail

 7 Lowe's Cos., Inc.
   Retail

 8 Amgen, Inc.
   Biotechnology

 9 Home Depot, Inc. (The)
   Retail

10 UnitedHealth Group, Inc.
   Health-care services

Footnote reads:
These holdings represent 43.6% of the fund's net assets as of 1/31/04. The fund's holdings will change over time.

We are looking to the future for a point when health-care stocks reach attractive valuations. As these opportunities arise, we may consider increasing our positions in the sector.

In the technology sector, the fund had several stocks with strong performance. We had an overweight position in Intel, relative to the benchmark index, and it contributed positively to performance, thanks to better-than-expected sales of microprocessors, chipsets, and motherboards. However, we were late in increasing exposure to Texas Instruments, another company that benefited from better-than-expected sales. This position did not help performance to the same extent because the stock had strengthened before we made the additional purchases. We still view this stock as attractive, so we are maintaining the position. Among other overweight positions in the sector, Cisco and Qualcomm contributed positively during the period. Qualcomm, a communications services stock that makes technology for wireless telephone handsets, performed well because sales exceeded expectations and the company increased its sales forecast for 2004. We also established new positions in several technology companies, including Applied Materials, EMC, Veritas Software, and Symantec, because we believe that they have an improving outlook. Very late in the period we also added Yahoo!, a stock that is benefiting from demand for broadband services, e-commerce activity, and online advertising.

The fund's positioning in the financial sector was generally positive. We had established overweight positions (relative to the index) in two credit card companies, Capital One and MBNA, and both contributed positively to performance. Capital One achieved an improvement in credit quality, meaning that its customer base became better able to service its debt, which is one of the chief areas of concern for credit card companies. The company's recent earnings have been better than expected. MBNA's performance improved because it reduced the number of customers it lost to competitors, putting it in a stronger position in the industry.

Please note that all holdings discussed in this report are subject to review in accordance with the fund's investment strategy and may vary in the future.

The fund's management team

The fund is managed by the Putnam Large-Cap Growth Team. The members of the team are Brian O'Toole (Portfolio Leader), Tony Elavia (Portfolio Member), Walt Pearson (Portfolio Member), and David Santos (Portfolio Member).

OF SPECIAL INTEREST

Putnam introduces a new redemption fee to protect long-term investors in the funds. For shares purchased on or after April 19, 2004, a 2% redemption fee will be applied to shares exchanged or sold within 5 calendar days of purchase. The fee applies to all Putnam funds except money market funds, variable annuity funds, and closed-end funds. Beginning on April 19, 2004, the 1% redemption fee currently applicable to international, global, and taxable high-yield funds will be imposed on shares that are exchanged or redeemed within 6 to 90 days of purchase. Please see your fund's prospectus for additional information or talk to your financial advisor.


The outlook for your fund

The following commentary reflects anticipated developments that could affect your fund over the next six months, as well as your management team's plans for responding to them.

Based on our research, the economy appears likely to continue growing at a moderate pace, supporting the profitability of corporations. It also seems unlikely that growth will be strong enough to cause inflation and an increase in interest rates. Such an environment is conducive to moderate gains for stocks, in our view. We consider the technology sector attractive for investment because we believe a rise in business spending on information technology will generate strong earnings growth for a wide variety of companies in this sector. The portfolio's positioning with regard to consumer-related stocks is more cautious. Our research suggests that consumer spending might weaken during 2004 as the effects of last year's tax cuts wear off. The labor market is not creating large numbers of new jobs, which would be important to an increase in consumer spending. We still favor select consumer-oriented companies in the financial sector, especially credit card companies. However, we think banks are less likely to achieve strong earnings growth this year. While many of the portfolio's sector weightings are neutral relative to the benchmark, we have reduced exposure to health-care and consumer staples, sectors that we consider likely to be out of favor with the market. We will continue to actively analyze stocks in these sectors because we believe that at some point in the future they are likely to offer greater potential.

The views expressed in this report are exclusively those of Putnam Management. They are not meant as investment advice. The fund concentrates its assets in fewer stocks, which can affect your fund's performance.


Performance summary

This section shows your fund's performance during the first half of its fiscal year, which ended January 31, 2004. In accordance with regulatory requirements, we also include performance for the most current calendar quarter-end. Performance should always be considered in light of a fund's investment strategy. Data represent past performance. Past performance does not guarantee future results. More recent returns may be less or more than those shown. Investment return and principal value will fluctuate and you may have a gain or a loss when you sell your shares. For the most recent month-end performance, please visit www.putnaminvestments.com.

----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN FOR PERIODS ENDED 1/31/04
----------------------------------------------------------------------------------------------------------------------------------
                               Class A               Class B               Class C               Class M            Class R
(inception dates)             (10/2/95)              (8/1/97)              (2/1/99)              (8/1/97)          (1/21/03)
----------------------------------------------------------------------------------------------------------------------------------
                            NAV        POP        NAV       CDSC        NAV       CDSC        NAV        POP          NAV
----------------------------------------------------------------------------------------------------------------------------------
6 months                  10.64%      4.25%     10.23%      5.23%     10.18%      9.18%     10.26%      6.44%        10.56%
----------------------------------------------------------------------------------------------------------------------------------
1 year                    28.46      21.04      27.60      22.60      27.54      26.54      27.74      23.24         28.26
----------------------------------------------------------------------------------------------------------------------------------
5 years                  -38.80     -42.32     -41.03     -42.21     -40.91     -40.91     -40.40     -42.47        -39.49
Annual average            -9.35     -10.42     -10.02     -10.39      -9.99      -9.99      -9.83     -10.47         -9.56
----------------------------------------------------------------------------------------------------------------------------------
Life of fund              72.23      62.31      61.14      61.14      62.08      62.08      64.20      58.50         68.79
Annual average             6.75       5.99       5.90       5.90       5.97       5.97       6.14       5.69          6.49
----------------------------------------------------------------------------------------------------------------------------------

Performance assumes reinvestment of distributions and does not account for taxes. Returns at public offering price (POP) for class A and M shares reflect a sales charge of 5.75% and 3.50%, respectively (which for class A shares does not reflect a reduction in sales charges that went into effect on January 28, 2004; if this reduction had been in place for all periods indicated, returns would have been higher). Class B share returns reflect the applicable contingent deferred sales charge
(CDSC), which is 5% in the first year, declining to 1% in the sixth year, and is eliminated thereafter. Class C shares reflect a 1% CDSC the first year that is eliminated thereafter. Class R share returns have no initial sales charge or CDSC. Performance for class B, C, M, and R shares before their inception is derived from the historical performance of class A shares, adjusted for the applicable sales charge (or CDSC) and higher operating expenses for such shares.
For a portion of the period, this fund was sold on a limited basis with limited assets and expenses. Had expenses not been limited, returns would have been lower.


---------------------------------------------------------------------
COMPARATIVE INDEX RETURNS FOR PERIODS ENDED 1/31/04
---------------------------------------------------------------------
                                    Russell            Lipper
                                    Top 200          Large-Cap
                                    Growth          Growth Funds
                                    Index         category average*
---------------------------------------------------------------------
6 months                            12.84%              11.81%
---------------------------------------------------------------------
1 year                              32.50               31.50
---------------------------------------------------------------------
5 years                            -32.23              -20.49
Annual average                      -7.49               -4.77
---------------------------------------------------------------------
Life of fund                        86.97               71.05
Annual average                       7.80                6.42
---------------------------------------------------------------------

  Index and Lipper results should be compared to fund performance at net asset value.

* Over the 6-month and 1-, 5-, and life-of-fund periods ended 1/31/04, there were 624, 609, 323, and 140 funds, respectively, in this Lipper category.

PRICE AND DISTRIBUTION* INFORMATION 6 MONTHS ENDED 1/31/04
---------------------------------------------------------------------------------------------------
                        Class A         Class B         Class C         Class M         Class R
---------------------------------------------------------------------------------------------------
Share value:          NAV     POP         NAV             NAV         NAV     POP         NAV
---------------------------------------------------------------------------------------------------
7/31/03             $11.75   12.47      $11.24          $11.39      $11.40  $11.81      $11.74
---------------------------------------------------------------------------------------------------
1/31/04              13.00   13.72+      12.39           12.55       12.57   13.03       12.98
---------------------------------------------------------------------------------------------------

* The fund made no distributions during the period.

+ Reflects a reduction in sales charge that took effect on January 28, 2004.

----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN FOR PERIODS ENDED 12/31/03 (MOST RECENT CALENDAR QUARTER)
----------------------------------------------------------------------------------------------------------------------------------
                               Class A               Class B               Class C               Class M            Class R
(inception dates)             (10/2/95)              (8/1/97)              (2/1/99)              (8/1/97)          (1/21/03)
----------------------------------------------------------------------------------------------------------------------------------
                            NAV        POP        NAV       CDSC        NAV       CDSC        NAV        POP          NAV
----------------------------------------------------------------------------------------------------------------------------------
6 months                  11.38%      5.00%     10.98%      5.98%     10.93%      9.93%     11.10%      7.17%        11.31%
----------------------------------------------------------------------------------------------------------------------------------
1 year                    23.51      16.44      22.55      17.55      22.45      21.45      22.87      18.53         23.31
----------------------------------------------------------------------------------------------------------------------------------
5 years                  -34.99     -38.72     -37.35     -38.60     -37.25     -37.25     -36.65     -38.87        -35.74
Annual average            -8.25      -9.33      -8.93      -9.29      -8.90      -8.90      -8.73      -9.37         -8.47
----------------------------------------------------------------------------------------------------------------------------------
Life of fund              69.85      60.06      59.06      59.06      59.88      59.88      62.11      56.49         66.45
Annual average             6.64       5.87       5.79       5.79       5.86       5.86       6.03       5.58          6.38
----------------------------------------------------------------------------------------------------------------------------------

Terms and definitions

Total return shows how the value of the fund's shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Net asset value (NAV) is the price, or value, of one share of a mutual fund, without a sales charge. NAVs fluctuate with market conditions. The NAV is calculated by dividing the net value of all the fund's assets by the number of outstanding shares.

Public offering price (POP) is the price of a mutual fund share plus the maximum sales charge levied at the time of purchase. POP performance figures shown here assume the 5.75% maximum sales charge for class A shares (since reduced to 5.25%) and 3.50% for class M shares.

Contingent deferred sales charge (CDSC) is a charge applied at the time of the redemption of class B or C shares and assumes redemption at the end of the period. Your fund's class B CDSC declines from a 5% maximum during the first year to 1% during the sixth year. After the sixth year, the CDSC no longer applies. The CDSC for class C shares is 1% for one year after purchase.

Class A shares are generally subject to an initial sales charge and no sales charge on redemption (except on certain redemptions of shares bought without an initial sales charge).

Class B shares may be subject to a sales charge upon redemption.

Class C shares are not subject to an initial sales charge and are subject to a contingent deferred sales charge only if the shares are redeemed during the first year.

Class M shares have a lower initial sales charge and a higher 12b-1 fee than class A shares and no sales charge on redemption (except on certain redemptions of shares bought without an initial sales charge).

Class R shares are not subject to an initial sales charge or CDSC and are available only to certain defined contribution plans.


Comparative indexes

Citigroup World Government Bond Index is an unmanaged index of government bonds from 14 countries.

Lehman Aggregate Bond Index is an unmanaged index used as a general measure of U.S. fixed-income securities.

Lehman Government Bond Index is an unmanaged index of U.S. Treasury and agency securities.

Morgan Stanley Capital International (MSCI) EAFE Index is an unmanaged index of international stocks from Europe, Australasia, and the Far East.

Russell 2000 Index is an unmanaged index of common stocks that generally measure performance of small to midsize companies within the Russell 3000 Index.

Russell Top 200 Growth Index is an unmanaged index of the largest companies in the Russell 1000 Index chosen for their growth orientation.

S&P 500 Index is an unmanaged index of common stock performance.

Indexes assume reinvestment of all distributions and do not account for fees. Securities and performance of a fund and an index will differ. You cannot invest directly in an index.

Lipper Inc. is a third-party industry ranking entity that ranks funds (without sales charges) with similar current investment styles or objectives as determined by Lipper. Lipper category averages reflect performance trends for funds within a category and are based on results at net asset value.


A note about duplicate mailings

In response to investors' requests, the SEC has modified mailing regulations for proxy statements, semiannual and annual reports, and prospectuses. Putnam is now able to send a single copy of these materials to customers who share the same address. This change will automatically apply to all shareholders except those who notify us. If you would prefer to receive your own copy, please call Putnam at 1-800-225-1581.

Putnam is committed to managing our mutual funds in the best interests of our shareholders. Our proxy voting guidelines and policies are available on the Putnam Individual Investor Web site, www.putnaminvestments.com, by calling Putnam's Shareholder Services at 1-800-225-1581, or on the SEC's Web site, www.sec.gov.


A guide to the financial statements

These sections of the report, as well as the accompanying Notes, constitute the fund's financial statements.

The fund's portfolio lists all the fund's investments and their values as of the last day of the reporting period. Holdings are organized by asset type and industry sector, country, or state to show areas of concentration and diversification.

Statement of assets and liabilities shows how the fund's net assets and share price are determined. All investment and noninvestment assets are added together. Any unpaid expenses and other liabilities are subtracted from this total. The result is divided by the number of shares to determine the net asset value per share, which is calculated separately for each class of shares. (For funds with preferred shares, the amount subtracted from total assets includes the net assets allocated to remarketed preferred shares.)

Statement of operations shows the fund's net investment gain or loss. This is done by first adding up all the fund's earnings -- from dividends and interest income -- and subtracting its operating expenses to determine net investment income (or loss). Then, any net gain or loss the fund realized on the sales of its holdings -- as well as any unrealized gains or losses over the period -- is added to or subtracted from the net investment result to determine the fund's net gain or loss for the fiscal period.

Statement of changes in net assets shows how the fund's net assets were affected by distributions to shareholders and by changes in the number of the fund's shares. It lists distributions and their sources (net investment income or realized capital gains) over the current reporting period and the most recent fiscal year-end. The distributions listed here may not match the sources listed in the Statement of operations because the distributions are determined on a tax basis and may be paid in a different period from the one in which they were earned.

Financial highlights provide an overview of the fund's investment
results,   per-share distributions, expense ratios, net investment
income ratios, and portfolio turnover in one summary table, reflecting the five most recent reporting periods. In a semiannual report, the highlight table also includes the current reporting period. For open-end funds, a separate table is provided for each share class.


The fund's portfolio
January 31, 2004 (Unaudited)

Common stocks (99.1%) (a)
Number of shares                                                          Value

Advertising and Marketing Services (0.5%)
-------------------------------------------------------------------------------
       104,500 Omnicom Group, Inc.                                   $8,610,800

Aerospace and Defense (1.8%)
-------------------------------------------------------------------------------
       304,900 United Technologies Corp.                             29,130,146

Banking (1.8%)
-------------------------------------------------------------------------------
       394,900 State Street Corp.                                    21,265,365
       142,900 Wells Fargo & Co.                                      8,203,889
                                                                 --------------
                                                                     29,469,254

Beverage (2.2%)
-------------------------------------------------------------------------------
       775,300 PepsiCo, Inc.                                         36,640,678

Biotechnology (4.3%)
-------------------------------------------------------------------------------
       678,000 Amgen, Inc. (NON)                                     43,724,220
        86,000 Genentech, Inc. (NON)                                  8,213,000
       212,900 Genzyme Corp. (NON)                                   11,677,565
       127,000 Gilead Sciences, Inc. (NON)                            6,968,490
                                                                 --------------
                                                                     70,583,275

Cable Television (0.5%)
-------------------------------------------------------------------------------
       225,900 Echostar Communications Corp. Class
               A (NON)                                                8,245,350

Chemicals (1.8%)
-------------------------------------------------------------------------------
       382,500 3M Co.                                                30,251,925

Commercial and Consumer Services (0.6%)
-------------------------------------------------------------------------------
       206,000 Yahoo!, Inc. (NON)                                     9,651,100

Communications Equipment (6.9%)
-------------------------------------------------------------------------------
     3,285,200 Cisco Systems, Inc. (NON)                             84,232,528
       521,800 QUALCOMM, Inc.                                        30,483,556
                                                                 --------------
                                                                    114,716,084

Computers (5.1%)
-------------------------------------------------------------------------------
       713,800 Dell, Inc. (NON)                                      23,890,886
       778,100 EMC Corp. (NON)                                       10,924,524
     1,416,600 Hewlett-Packard Co.                                   33,700,914
       193,300 Lexmark International, Inc. (NON)                     16,022,637
                                                                 --------------
                                                                     84,538,961

Conglomerates (6.7%)
-------------------------------------------------------------------------------
     3,309,600 General Electric Co. (SEG)                           111,301,848

Consumer Finance (3.7%)
-------------------------------------------------------------------------------
       358,800 Capital One Financial Corp.                           25,503,504
     1,345,800 MBNA Corp.                                            36,282,768
                                                                 --------------
                                                                     61,786,272

Consumer Goods (1.9%)
-------------------------------------------------------------------------------
       127,700 Avon Products, Inc.                                    8,085,964
       227,500 Procter & Gamble Co.                                  22,995,700
                                                                 --------------
                                                                     31,081,664

Electronics (9.0%)
-------------------------------------------------------------------------------
     3,159,500 Intel Corp.                                           96,680,700
     1,106,300 Texas Instruments, Inc.                               34,682,505
       405,300 Xilinx, Inc. (NON)                                    16,986,123
                                                                 --------------
                                                                    148,349,328

Financial (4.1%)
-------------------------------------------------------------------------------
       400,600 Citigroup, Inc.                                       19,821,688
       364,800 Fannie Mae                                            28,126,080
       180,600 Freddie Mac                                           11,273,052
       214,800 SLM Corp.                                              8,248,320
                                                                 --------------
                                                                     67,469,140

Health Care Services (3.5%)
-------------------------------------------------------------------------------
       333,200 Cardinal Health, Inc.                                 21,361,452
       604,500 UnitedHealth Group, Inc.                              36,801,960
                                                                 --------------
                                                                     58,163,412

Insurance (1.4%)
-------------------------------------------------------------------------------
       341,100 American International Group, Inc.                    23,689,395

Investment Banking/Brokerage (1.8%)
-------------------------------------------------------------------------------
       170,900 Merrill Lynch & Co., Inc.                             10,047,211
       344,500 Morgan Stanley Dean Witter & Co.                      20,053,345
                                                                 --------------
                                                                     30,100,556

Media (1.6%)
-------------------------------------------------------------------------------
     1,477,100 Time Warner, Inc. (NON)                               25,952,647

Medical Technology (2.5%)
-------------------------------------------------------------------------------
       279,900 Guidant Corp.                                         17,880,012
       465,800 Medtronic, Inc.                                       22,926,676
                                                                 --------------
                                                                     40,806,688

Pharmaceuticals (12.3%)
-------------------------------------------------------------------------------
       705,000 Abbott Laboratories                                   30,371,400
       157,400 Allergan, Inc.                                        13,040,590
       113,400 Eli Lilly Co.                                          7,715,736
       189,000 Forest Laboratories, Inc. (NON)                       14,078,610
       442,400 Johnson & Johnson                                     23,633,008
     2,518,800 Pfizer, Inc.                                          92,263,644
       556,900 Wyeth                                                 22,805,055
                                                                 --------------
                                                                    203,908,043

Retail (13.5%)
-------------------------------------------------------------------------------
       500,800 Bed Bath & Beyond, Inc. (NON)                         20,337,488
       232,200 Best Buy Co., Inc.                                    11,700,558
     1,194,800 Home Depot, Inc. (The)                                42,379,556
       123,900 Kohl's Corp. (NON)                                     5,488,770
       964,100 Lowe's Cos., Inc.                                     51,627,555
       628,800 Staples, Inc. (NON)                                   16,732,368
       623,400 TJX Cos., Inc. (The)                                  14,331,966
     1,135,800 Wal-Mart Stores, Inc.                                 61,162,830
                                                                 --------------
                                                                    223,761,091

Semiconductor (0.9%)
-------------------------------------------------------------------------------
       707,400 Applied Materials, Inc. (NON)                         15,393,024

Software (8.7%)
-------------------------------------------------------------------------------
     3,689,900 Microsoft Corp.                                      102,025,735
     1,692,400 Oracle Corp. (NON)                                    23,372,044
       245,300 Symantec Corp. (NON)                                   9,517,640
       279,200 VERITAS Software Corp. (NON)                           9,174,512
                                                                 --------------
                                                                    144,089,931

Technology Services (1.0%)
-------------------------------------------------------------------------------
       438,400 Fiserv, Inc. (NON)                                    16,378,624

Tobacco (1.0%)
-------------------------------------------------------------------------------
       278,100 Altria Group, Inc.                                    15,459,579
                                                                 --------------
               Total Common stocks
               (cost $1,504,125,810)                             $1,639,528,815

Short-term investments (1.6%) (a)
Principal amount                                                          Value
-------------------------------------------------------------------------------
   $15,915,946 Short-term investments held as collateral
               for loaned securities with yields ranging
               from 1.00% to 1.05%, due February 2, 2004
               (d)                                                  $15,915,025
    10,736,318 Short-term investments held in
               Putnam commingled cash account with
               yields ranging from 0.85% to 1.13%
               and due dates ranging from February
               2, 2004 to March 30, 2004 (d)                         10,736,318
                                                                 --------------
               Total Short-term investments (cost $26,651,343)      $26,651,343
-------------------------------------------------------------------------------
               Total Investments (cost $1,530,777,153)           $1,666,180,158
-------------------------------------------------------------------------------

  (a) Percentages indicated are based on net assets of $1,655,208,198.

(NON) Non-income-producing security.

(SEG) A portion of this security was pledged and segregated with the custodian to cover margin requirements for futures contracts at January 31, 2004.

  (d) See Note 1 to the financial statements.

Futures contracts outstanding at January 31, 2004 (Unaudited)

                                                Aggregate          Expiration        Unrealized
                               Value           face value             date          depreciation
------------------------------------------------------------------------------------------------------
S&P 500 Index (Long)         $8,191,775        $8,233,575            Mar-04          $(41,800)
------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.


Statement of assets and liabilities
January 31, 2004 (Unaudited)

Assets
-------------------------------------------------------------------------------
Investments in securities, at value, including $15,368,248
of securities on loan (identified cost $1,530,777,153) (Note
1)                                                             $1,666,180,158
-------------------------------------------------------------------------------
Dividends, interest and other receivables                             736,068
-------------------------------------------------------------------------------
Receivable for shares of the fund sold                                846,389
-------------------------------------------------------------------------------
Receivable for securities sold                                     23,275,413
-------------------------------------------------------------------------------
Total assets                                                    1,691,038,028

Liabilities
-------------------------------------------------------------------------------
Payable for variation margin (Note 1)                                   2,691
-------------------------------------------------------------------------------
Payable for securities purchased                                    2,912,016
-------------------------------------------------------------------------------
Payable for shares of the fund repurchased                         12,376,092
-------------------------------------------------------------------------------
Payable for compensation of Manager (Note 2)                        2,652,177
-------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)            552,765
-------------------------------------------------------------------------------
Payable for Trustee compensation and expenses (Note 2)                152,508
-------------------------------------------------------------------------------
Payable for administrative services (Note 2)                            1,827
-------------------------------------------------------------------------------
Payable for distribution fees (Note 2)                                863,294
-------------------------------------------------------------------------------
Collateral on securities loaned, at value (Note 1)                 15,915,025
-------------------------------------------------------------------------------
Other accrued expenses                                                401,435
-------------------------------------------------------------------------------
Total liabilities                                                  35,829,830
-------------------------------------------------------------------------------
Net assets                                                     $1,655,208,198

Represented by
-------------------------------------------------------------------------------
Paid-in capital (Notes 1 and 4)                                $4,458,546,148
-------------------------------------------------------------------------------
Accumulated net investment loss (Note 1)                           (5,049,670)
-------------------------------------------------------------------------------
Accumulated net realized loss on investments (Note 1)          (2,933,649,485)
-------------------------------------------------------------------------------
Net unrealized appreciation of investments                        135,361,205
-------------------------------------------------------------------------------
Total -- Representing net assets applicable to capital
shares outstanding                                             $1,655,208,198

Computation of net asset value and offering price
-------------------------------------------------------------------------------
Net asset value and redemption price per class A share
($810,146,909 divided by 62,325,110 shares)                            $13.00
-------------------------------------------------------------------------------
Offering price per class A share (100/94.75 of $13.00)*                $13.72
-------------------------------------------------------------------------------
Net asset value and offering price per class B share
($707,667,931 divided by 57,128,617 shares)**                          $12.39
-------------------------------------------------------------------------------
Net asset value and offering price per class C share
($66,618,053 divided by 5,309,290 shares)**                            $12.55
-------------------------------------------------------------------------------
Net asset value and redemption price per class M share
($25,887,991 divided by 2,058,691 shares)                              $12.57
-------------------------------------------------------------------------------
Offering price per class M share (100/96.50 of $12.57)*                $13.03
-------------------------------------------------------------------------------
Net asset value, offering price and redemption price per
class R share ($1,531 divided by 118 shares)                           $12.98
-------------------------------------------------------------------------------
Net asset value, offering price and redemption price per
class Y share ($44,885,783 divided by 3,405,270 shares)                $13.18
-------------------------------------------------------------------------------

 * On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales, the offering price is reduced.

** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

   The accompanying notes are an integral part of these financial statements.


Statement of operations
Six months ended January 31, 2004 (Unaudited)

Investment income:
-------------------------------------------------------------------------------
Dividends                                                          $9,466,461
-------------------------------------------------------------------------------
Interest                                                               68,755
-------------------------------------------------------------------------------
Securities lending                                                     10,170
-------------------------------------------------------------------------------
Total investment income                                             9,545,386

Expenses:
-------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                    5,552,785
-------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                      3,373,757
-------------------------------------------------------------------------------
Trustee compensation and expenses (Note 2)                             28,065
-------------------------------------------------------------------------------
Administrative services (Note 2)                                       12,623
-------------------------------------------------------------------------------
Distribution fees -- Class A (Note 2)                               1,154,232
-------------------------------------------------------------------------------
Distribution fees -- Class B (Note 2)                               3,783,394
-------------------------------------------------------------------------------
Distribution fees -- Class C (Note 2)                                 384,732
-------------------------------------------------------------------------------
Distribution fees -- Class M (Note 2)                                 110,514
-------------------------------------------------------------------------------
Distribution fees -- Class R (Note 2)                                       3
-------------------------------------------------------------------------------
Other                                                                 609,137
-------------------------------------------------------------------------------
Non-recurring costs (Note 5)                                           69,126
-------------------------------------------------------------------------------
Costs assumed by Manager (Note 5)                                     (69,126)
-------------------------------------------------------------------------------
Total expenses                                                     15,009,242
-------------------------------------------------------------------------------
Expense reduction (Note 2)                                           (414,186)
-------------------------------------------------------------------------------
Net expenses                                                       14,595,056
-------------------------------------------------------------------------------
Net investment loss                                                (5,049,670)
-------------------------------------------------------------------------------
Net realized gain on investments (Notes 1 and 3)                  135,592,099
-------------------------------------------------------------------------------
Net realized gain on futures contracts (Note 1)                     1,395,393
-------------------------------------------------------------------------------
Net unrealized appreciation of investments and futures
contracts during the period                                        51,021,762
-------------------------------------------------------------------------------
Net gain on investments                                           188,009,254
-------------------------------------------------------------------------------
Net increase in net assets resulting from operations             $182,959,584
-------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.


Statement of changes in net assets

                                           Six months ended        Year ended
                                                 January 31           July 31
Decrease in net assets                                 2004*             2003
-------------------------------------------------------------------------------
Operations:
-------------------------------------------------------------------------------
Net investment loss                             $(5,049,670)      $(8,406,499)
-------------------------------------------------------------------------------
Net realized gain (loss) on investments         136,987,492      (370,999,528)
-------------------------------------------------------------------------------
Net unrealized appreciation of investments       51,021,762       501,798,931
-------------------------------------------------------------------------------
Net increase in net assets resulting from
operations                                      182,959,584       122,392,904
-------------------------------------------------------------------------------
Decrease from capital share transactions
(Note 4)                                       (467,801,462)     (445,518,943)
-------------------------------------------------------------------------------
Total decrease in net assets                   (284,841,878)     (323,126,039)
-------------------------------------------------------------------------------
Net assets
-------------------------------------------------------------------------------
Beginning of period                           1,940,050,076     2,263,176,115
-------------------------------------------------------------------------------
End of period (including accumulated net
investment loss of $5,049,670 and $--,
respectively)                                $1,655,208,198    $1,940,050,076
-------------------------------------------------------------------------------
* Unaudited

  The accompanying notes are an integral part of these financial statements.


Financial highlights
(For a common share outstanding throughout the period)

CLASS A
---------------------------------------------------------------------------------------------------------------------------------
                                         Six months
                                           ended
                                         January 31
Per-share                               (Unaudited)                                 Year ended July 31
operating performance                       2004            2003            2002            2001            2000            1999
---------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                       $11.75          $10.90          $16.23          $29.58          $21.54          $16.99
---------------------------------------------------------------------------------------------------------------------------------
Investment operations:
---------------------------------------------------------------------------------------------------------------------------------
Net investment loss (a)                     (.01)           (.01)           (.05)           (.11)           (.16)           (.09)
---------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                  1.26             .86           (5.28)         (13.24)           8.20            4.64
---------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                       1.25             .85           (5.33)         (13.35)           8.04            4.55
---------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                             $13.00          $11.75          $10.90          $16.23          $29.58          $21.54
---------------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(b)                     10.64*           7.80          (32.84)         (45.13)          37.33           26.78
---------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
---------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                          $810,147        $958,644      $1,135,783      $2,110,835      $3,177,205      $1,348,515
---------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)                    .64*           1.25            1.12             .99             .97            1.01
---------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment loss
to average net assets (%)                   (.10)*          (.10)           (.34)           (.49)           (.59)           (.48)
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                     27.20*          61.18           56.67           87.48           45.65           82.18
---------------------------------------------------------------------------------------------------------------------------------

  * Not annualized.

(a) Per share net investment loss has been determined on the basis of the weighted average number of shares outstanding during the period.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) Includes amounts paid through expense offset and brokerage service arrangements (Note 2).

    The accompanying notes are an integral part of these financial statements.


Financial highlights
(For a common share outstanding throughout the period)

CLASS B
---------------------------------------------------------------------------------------------------------------------------------
                                        Six months
                                           ended
                                         January 31
Per-share                               (Unaudited)                                 Year ended July 31
operating performance                       2004            2003            2002            2001            2000            1999
---------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                       $11.24          $10.51          $15.76          $28.94          $21.23          $16.86
---------------------------------------------------------------------------------------------------------------------------------
Investment operations:
---------------------------------------------------------------------------------------------------------------------------------
Net investment loss (a)                     (.06)           (.09)           (.15)           (.27)           (.37)           (.24)
---------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                  1.21             .82           (5.10)         (12.91)           8.08            4.61
---------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                       1.15             .73           (5.25)         (13.18)           7.71            4.37
---------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                             $12.39          $11.24          $10.51          $15.76          $28.94          $21.23
---------------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(b)                     10.23*           6.95          (33.31)         (45.54)          36.32           25.92
---------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
---------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                          $707,668        $771,151        $890,130      $1,822,567      $3,418,795      $1,539,409
---------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)                   1.01*           2.00            1.87            1.74            1.72            1.76
---------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment loss
to average net assets (%)                   (.48)*          (.85)          (1.09)          (1.25)          (1.34)          (1.23)
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                     27.20*          61.18           56.67           87.48           45.65           82.18
---------------------------------------------------------------------------------------------------------------------------------

  * Not annualized.

(a) Per share net investment loss has been determined on the basis of the weighted average number of shares outstanding during the period.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) Includes amounts paid through expense offset and brokerage service arrangements (Note 2).

    The accompanying notes are an integral part of these financial statements.


Financial highlights
(For a common share outstanding throughout the period)

CLASS C
---------------------------------------------------------------------------------------------------------------------------
                                Six months                                                                        For the
                                  ended                                                                           period
                                January 31                                                                    Feb. 1, 1999+
Per-share                      (Unaudited)                        Year ended to July 31                         to July 31
operating performance              2004            2003            2002            2001            2000            1999
---------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period              $11.39          $10.65          $15.96          $29.32          $21.50          $21.24
---------------------------------------------------------------------------------------------------------------------------
Investment operations:
---------------------------------------------------------------------------------------------------------------------------
Net investment loss (a)            (.06)           (.09)           (.15)           (.27)           (.38)           (.12)
---------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments         1.22             .83           (5.16)         (13.09)           8.20             .38
---------------------------------------------------------------------------------------------------------------------------
Total from
investment operations              1.16             .74           (5.31)         (13.36)           7.82             .26
---------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                    $12.55          $11.39          $10.65          $15.96          $29.32          $21.50
---------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(b)            10.18*           6.95          (33.27)         (45.57)          36.37            1.22*
---------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
---------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                  $66,618         $82,977         $98,836        $212,621        $320,460         $70,286
---------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)          1.01*           2.00            1.87            1.74            1.72             .88*
---------------------------------------------------------------------------------------------------------------------------
Ratio of net investment loss
to average net assets (%)          (.48)*          (.85)          (1.09)          (1.24)          (1.35)           (.63)*
---------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)            27.20*          61.18           56.67           87.48           45.65           82.18
---------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Per share net investment loss has been determined on the basis of the weighted average number of shares outstanding during the period.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) Includes amounts paid through expense offset and brokerage service arrangements (Note 2).

    The accompanying notes are an integral part of these financial statements.


Financial highlights
(For a common share outstanding throughout the period)

CLASS M
---------------------------------------------------------------------------------------------------------------------------------
                                         Six months
                                           ended
                                         January 31
Per-share                               (Unaudited)                                 Year ended July 31
operating performance                       2004            2003            2002            2001            2000            1999
---------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                       $11.40          $10.63          $15.90          $29.15          $21.34          $16.91
---------------------------------------------------------------------------------------------------------------------------------
Investment operations:
---------------------------------------------------------------------------------------------------------------------------------
Net investment loss (a)                     (.04)           (.06)           (.11)           (.22)           (.30)           (.19)
---------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                  1.21             .83           (5.16)         (13.03)           8.11            4.62
---------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                       1.17             .77           (5.27)         (13.25)           7.81            4.43
---------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                             $12.57          $11.40          $10.63          $15.90          $29.15          $21.34
---------------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(b)                     10.26*           7.24          (33.14)         (45.46)          36.60           26.20
---------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
---------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                           $25,888         $30,905         $37,290         $80,815        $164,703         $90,285
---------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)                    .89*           1.75            1.62            1.49            1.47            1.51
---------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment loss
to average net assets (%)                   (.35)*          (.60)           (.84)          (1.00)          (1.08)           (.98)
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                     27.20*          61.18           56.67           87.48           45.65           82.18
---------------------------------------------------------------------------------------------------------------------------------

  * Not annualized.

(a) Per share net investment loss has been determined on the basis of the weighted average number of shares outstanding during the period.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) Includes amounts paid through expense offset and brokerage service arrangements (Note 2).

    The accompanying notes are an integral part of these financial statements.


Financial highlights
(For a common share outstanding throughout the period)

CLASS R
------------------------------------------------------------------------------------------------------------------------
                                                                               Six months         For the
                                                                                  ended           period
                                                                               January 31   January, 21, 2003+
Per-share                                                                      (Unaudited)      to July 31
operating performance                                                              2004            2003
------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                                              $11.74          $10.58
------------------------------------------------------------------------------------------------------------------------
Investment operations:
------------------------------------------------------------------------------------------------------------------------
Net investment loss (a)                                                            (.03)           (.02)
------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain on investments                                                                1.27            1.18
------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                                              1.24            1.16
------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                                                    $12.98          $11.74
------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(b)                                                            10.56*          10.96*
------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                                                       $2              $1
------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)                                                           .76*            .79*
------------------------------------------------------------------------------------------------------------------------
Ratio of net investment loss
to average net assets (%)                                                          (.24)*          (.18)*
------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                                            27.20*          61.18
------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Per share net investment loss has been determined on the basis of the weighted average number of shares outstanding during the period.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) Includes amounts paid through expense offset and brokerage service arrangements (Note 2).

    The accompanying notes are an integral part of these financial statements.


Financial highlights
(For a common share outstanding throughout the period)

CLASS Y
------------------------------------------------------------------------------------------------------------------------------
                                         Six months                                                                 For the
                                           ended                                                                    period
                                         January 31                                                              July 1, 1999+
Per-share                               (Unaudited)                       Year ended July 31                       to July 31
operating performance                       2004            2003         2002            2001         2000            1999
------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                       $11.90          $11.01       $16.35          $29.73       $21.55          $22.27
------------------------------------------------------------------------------------------------------------------------------
Investment operations:
------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss) (a)              -- (d)         .02         (.01)           (.04)        (.10)             -- (d)
------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                  1.28             .87        (5.33)         (13.34)        8.28            (.72)
------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                       1.28             .89        (5.34)         (13.38)        8.18            (.72)
------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                             $13.18          $11.90       $11.01          $16.35       $29.73          $21.55
------------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(b)                     10.76*           8.08       (32.66)         (45.01)       37.96           (3.23)*
------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                           $44,886         $96,373     $101,137        $156,203      $75,332         $20,808
------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)                    .51*           1.00          .87             .74          .72             .06*
------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss)
to average net assets (%)                    .04*            .14         (.09)           (.20)        (.34)           (.02)*
------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                     27.20*          61.18        56.67           87.48        45.65           82.18
------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) Includes amounts paid through expense offset and brokerage service arrangements (Note 2).

(d) Amount represents less than $0.01 per share.

    The accompanying notes are an integral part of these financial statements.


Notes to financial statements
January 31, 2004 (Unaudited)

Note 1
Significant accounting policies

Putnam Growth Opportunities Fund (the "fund") is one of a series of Putnam Investment Funds (the "trust") which is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The fund seeks capital appreciation by investing primarily in common stocks of large companies that Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, a wholly-owned subsidiary of Putnam LLC, believes will offer above-average growth potential.

The fund offers class A, class B, class C, class M, class R and class Y shares. Class A shares are sold with a maximum front-end sales charge of 5.25%. Prior to January 28, 2004, the maximum front-end sales charge for class A shares was 5.75%. Class B shares, which convert to class A shares after approximately eight years, do not pay a front-end sales charge but pay a higher ongoing distribution fee than class A, class M and class R shares, and are subject to a contingent deferred sales charge, if those shares are redeemed within six years of purchase. Class C shares are subject to the same fees and expenses as class B shares, except that class C shares have a one-year 1.00% contingent deferred sales charge and do not convert to class A shares. Class M shares are sold with a maximum front end sales charge of 3.50% and pay an ongoing distribution fee that is higher than class A and class R shares but lower than class B and class C shares. Class R shares are sold without a front end sales charge and pay an ongoing distribution fee that is higher than class A shares, but lower than class B, class C and class M shares. Class R shares are offered to qualified employee-benefit plans. Class Y shares, which are sold at net asset value, are generally subject to the same expenses as class A, class B, class C, class M and class R shares, but do not bear a distribution fee. Class Y shares are sold to certain eligible purchasers including certain defined contribution plans (including corporate IRAs), bank trust departments and trust companies.

Effective April 19, 2004, a 2.00% redemption fee may apply to any shares that are redeemed (either by selling or exchanging into another fund) within 5 days of purchase.

Expenses of the fund are borne pro-rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the distribution fees applicable to such class). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. Shares of each class would receive their pro-rata share of the net assets of the fund, if the fund were liquidated. In addition, the Trustees declare separate dividends on each class of shares.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A) Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rate. Short-term investments having remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value. Other investments, including restricted securities, are valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

B) Joint trading account The fund may transfer uninvested cash balances, including cash collateral received under security lending arrangements, into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam, LLC. These balances may be invested in issuers of high-grade short-term investments having maturities of up to 397 days for collateral received under security lending arrangements and up to 90 days for other cash investments.

C) Security transactions and related investment income Security transactions are recorded on the trade date (date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income is recorded on the accrual basis. Dividend income is recognized on the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received.

D) Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase. The fund may also write options on securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as "variation margin." Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. Futures and written option contracts outstanding at period end, if any, are listed after the fund's portfolio.

E) Security lending The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund's agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. Income from securities lending is included in investment income on the Statement of operations. At January 31, 2004, the value of securities loaned amounted to $15,368,248. The fund received cash collateral of $15,915,025 which is pooled with collateral of other Putnam funds into 9 issuers of high-grade short-term investments.

F) Line of credit During the period, the fund was entered into a committed line of credit with certain banks. The line of credit agreement included restrictions that the fund would maintain an asset coverage ratio of at least 300% and that borrowings would not exceed prospectus limitations. For the period ended August 6, 2003, the fund had no borrowings against the line of credit. Effective August 6, 2003, the fund no longer participated in a committed line of credit.

G) Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986, as amended. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains.

At July 31, 2003, the fund had a capital loss carryover of $2,908,194,431 available to the extent allowed by tax law to offset future net capital gain, if any. The amount of the carryover and the expiration dates are:

Loss Carryover    Expiration
--------------------------------
     $506,487     July 31,2006
   28,171,888     July 31,2007
   62,483,255     July 31,2008
   32,873,774     July 31,2009
2,010,452,849     July 31,2010
  773,706,178     July 31,2011

Pursuant to federal income tax regulations applicable to regulated investment companies, the fund has elected to defer to its fiscal year ending July 31, 2004 $132,571,196 of losses recognized during the period November 1, 2002 to July 31, 2003.

The aggregate identified cost on a tax basis is $1,560,648,504, resulting in gross unrealized appreciation and depreciation of $150,123,681 and $44,592,027, respectively, or net unrealized appreciation of $105,531,654.

H) Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Distributions from capital gains, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

I) Expenses of the trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

Note 2

Management fee, administrative
services and other transactions

Putnam Management is paid for management and investment advisory services quarterly based on the average net assets of the fund. Such fee is based on the following annual rates: 0.70% of the first $500 million of average net assets, 0.60% of the next $500 million, 0.55% of the next $500 million, 0.50% of the next $5 billion, 0.475% of the next $5 billion, 0.44% of the next $5 billion and 0.43% thereafter.

Effective January 28, 2004, Putnam Management has agreed to limit its compensation (and, to the extent necessary bear other expenses) through December 31, 2004 to the extent that the fund's net expenses as a percentage of average net assets exceed the average expense ratio for the fund's Lipper peer group of front-end load funds.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund's assets are provided by Putnam
Fiduciary Trust Company (PFTC), a subsidiary of Putnam, LLC. Putnam Investor Services, a division of PFTC, provides investor servicing agent functions to the fund. During the six months ended January 31, 2004 the fund paid PFTC $2,197,040 for these services.

The fund has entered into an arrangement with PFTC whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the fund's expenses. The fund also reduced expenses through brokerage service arrangements. For the six months ended, January 31, 2004, the fund's expenses were reduced by $414,186 under these arrangements.

Each independent Trustee of the fund receives an annual Trustee fee, of which $2,693 has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees receive additional fees for attendance at certain committee meetings.

The fund has adopted a Trustee Fee Deferral Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the fund who have served as a Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Trustee compensation and expenses in the Statement of operations. Accrued pension liability is included in Payable for Trustee compensation and expenses in the Statement of assets and liabilities.

The fund has adopted distribution plans (the "Plans") with respect to its class A, class B, class C, class M and class R shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Retail Management, a wholly-owned subsidiary of Putnam, LLC and Putnam Retail Management GP, Inc., for services provided and expenses incurred by it in distributing shares of the fund. The Plans provide for payments by the fund to Putnam Retail Management at an annual rate up to 0.35%, 1.00%, 1.00% 1.00% and 1.00% of the average net assets attributable to class A, class B, class C, class M and class R shares, respectively. The Trustees have approved payment by the fund at an annual rate of 0.25%, 1.00%, 1.00%, 0.75% and 0.50% of the average net assets attributable to class A, class B, class C, class M and class R shares, respectively.

For the six months ended January 31, 2004, Putnam Retail Management, acting as underwriter, received net commissions of $74,209 and $1,816 from the sale of class A and class M shares, respectively, and received $1,473,791 and $15,726 in contingent deferred sales charges from redemptions of class B and class C shares, respectively. A deferred sales charge of up to 1.00% and 0.65% is assessed on certain redemptions of class A and class M shares, respectively. For the six months ended January 31, 2004, Putnam Retail Management, acting as underwriter, received $1,843 and no monies on class A and class M redemptions, respectively.


Note 3
Purchases and sales of securities

During the six months ended January 31,2004, cost of purchases and proceeds from sales of investment securities other than short-term investments aggregated $499,378,396 and $986,960,409, respectively. There were no purchases and sales of U.S. government securities.


Note 4
Capital shares

At January 31, 2004, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

                               Six months ended January 31, 2004
----------------------------------------------------------------
Class A                                 Shares            Amount
----------------------------------------------------------------
Shares sold                          5,812,401       $71,782,603
----------------------------------------------------------------
Shares issued in
connection with
reinvestment
of distributions                            --                --
----------------------------------------------------------------
                                     5,812,401        71,782,603

Shares repurchased                 (25,068,798)     (312,217,067)
----------------------------------------------------------------
Net decrease                       (19,256,397)    $(240,434,464)
----------------------------------------------------------------

                                        Year ended July 31, 2003
----------------------------------------------------------------
Class A                                 Shares            Amount
----------------------------------------------------------------
Shares sold                         23,056,316      $248,870,526
----------------------------------------------------------------
Shares issued in
connection with
reinvestment
of distributions                            --                --
----------------------------------------------------------------
                                    23,056,316       248,870,526

Shares repurchased                 (45,640,081)     (489,696,647)
----------------------------------------------------------------
Net decrease                       (22,583,765)    $(240,826,121)
----------------------------------------------------------------

                               Six months ended January 31, 2004
----------------------------------------------------------------
Class B                                 Shares            Amount
----------------------------------------------------------------
Shares sold                          2,235,123       $26,361,034
----------------------------------------------------------------
Shares issued in
connection with
reinvestment
of distributions                            --                --
----------------------------------------------------------------
                                     2,235,123        26,361,034

Shares repurchased                 (13,710,777)     (162,761,735)
----------------------------------------------------------------
Net decrease                       (11,475,654)    $(136,400,701)
----------------------------------------------------------------

                                        Year ended July 31, 2003
----------------------------------------------------------------
Class B                                 Shares            Amount
----------------------------------------------------------------
Shares sold                          7,570,816       $79,038,075
----------------------------------------------------------------
Shares issued in
connection with
reinvestment
of distributions                            --                --
----------------------------------------------------------------
                                     7,570,816        79,038,075

Shares repurchased                 (23,663,854)     (243,266,424)
----------------------------------------------------------------
Net decrease                       (16,093,038)    $(164,228,349)
----------------------------------------------------------------

                               Six months ended January 31, 2004
----------------------------------------------------------------
Class C                                 Shares            Amount
----------------------------------------------------------------
Shares sold                            204,877        $2,457,252
----------------------------------------------------------------
Shares issued in
connection with
reinvestment
of distributions                            --                --
----------------------------------------------------------------
                                       204,877         2,457,252

Shares repurchased                  (2,183,385)      (26,220,408)
----------------------------------------------------------------
Net decrease                        (1,978,508)     $(23,763,156)
----------------------------------------------------------------

                                        Year ended July 31, 2003
----------------------------------------------------------------
Class C                                 Shares            Amount
----------------------------------------------------------------
Shares sold                          1,198,660       $12,654,947
----------------------------------------------------------------
Shares issued in
connection with
reinvestment
of distributions                            --                --
----------------------------------------------------------------
                                     1,198,660        12,654,947

Shares repurchased                  (3,195,420)      (33,427,853)
----------------------------------------------------------------
Net decrease                        (1,996,760)     $(20,772,906)
----------------------------------------------------------------

                               Six months ended January 31, 2004
----------------------------------------------------------------
Class M                                 Shares            Amount
----------------------------------------------------------------
Shares sold                            169,987        $2,035,654
----------------------------------------------------------------
Shares issued in
connection with
reinvestment
of distributions                            --                --
----------------------------------------------------------------
                                       169,987         2,035,654

Shares repurchased                    (823,066)       (9,923,369)
----------------------------------------------------------------
Net decrease                          (653,079)      $(7,887,715)
----------------------------------------------------------------

                                        Year ended July 31, 2003
----------------------------------------------------------------
Class M                                 Shares            Amount
----------------------------------------------------------------
Shares sold                            694,911        $7,317,705
----------------------------------------------------------------
Shares issued in
connection with
reinvestment
of distributions                            --                --
----------------------------------------------------------------
                                       694,911         7,317,705

Shares repurchased                  (1,491,659)      (15,495,651)
----------------------------------------------------------------
Net decrease                          (796,748)      $(8,177,946)
----------------------------------------------------------------

                               Six months ended January 31, 2004
----------------------------------------------------------------
Class R                                 Shares            Amount
----------------------------------------------------------------
Shares sold                                 23              $308
----------------------------------------------------------------
Shares issued in
connection with
reinvestment
of distributions                            --                --
----------------------------------------------------------------
                                            23              $308

Shares repurchased                          --                --
----------------------------------------------------------------
Net increase                                23              $308
----------------------------------------------------------------

                                 For the period January 21, 2003
                                 (commencement of operations) to
                                                   July 31, 2003
----------------------------------------------------------------
Class R                                 Shares            Amount
----------------------------------------------------------------
Shares sold                                 95            $1,000
----------------------------------------------------------------
Shares issued in
connection with
reinvestment
of distributions                            --                --
----------------------------------------------------------------
                                            95            $1,000

Shares repurchased                          --                --
----------------------------------------------------------------
Net increase                                95            $1,000
----------------------------------------------------------------

                               Six months ended January 31, 2004
----------------------------------------------------------------
Class Y                                 Shares            Amount
----------------------------------------------------------------
Shares sold                            960,311       $11,944,338
----------------------------------------------------------------
Shares issued in
connection with
reinvestment
of distributions                            --                --
----------------------------------------------------------------
                                       960,311        11,944,338

Shares repurchased                  (5,652,839)      (71,260,072)
----------------------------------------------------------------
Net decrease                        (4,692,528)     $(59,315,734)
----------------------------------------------------------------

                                        Year ended July 31, 2003
----------------------------------------------------------------
Class Y                                 Shares            Amount
----------------------------------------------------------------
Shares sold                          2,825,644       $31,321,182
----------------------------------------------------------------
Shares issued in
connection with
reinvestment
of distributions                            --                --
----------------------------------------------------------------
                                     2,825,644        31,321,182

Shares repurchased                  (3,909,930)      (42,835,803)
----------------------------------------------------------------
Net decrease                        (1,084,286)     $(11,514,621)
----------------------------------------------------------------
At January 31, 2004, Putnam , LLC owned 95 class R shares of the fund 80.5% of class R shares outstanding, valued at $1,233.


Note 5
Regulatory matters and litigation

On November 13, 2003, Putnam Management agreed to entry of an order by the Securities and Exchange Commission in partial resolution of administrative and cease-and-desist proceedings initiated by the SEC on October 28, 2003 in connection with alleged excessive short-term trading by at least six Putnam Management investment professionals. The SEC's findings reflect that four of those employees engaged in such trading in funds over which they had investment decision-making responsibility and had access to non-public information regarding, among other things, current portfolio holdings and valuations. The six individuals are no longer employed by Putnam Management. Under the order, Putnam Management will make restitution for losses attributable to excessive short-term trading by Putnam employees, institute new employee trading restrictions and enhanced employee trading compliance, retain an independent compliance consultant, and take other remedial actions. Putnam Management neither admitted nor denied the order's findings, which included findings that Putnam Management willfully violated provisions of the federal securities laws. A civil monetary penalty and other monetary relief, if any, will be determined at a later date. If a hearing is necessary to determine the amounts of such penalty or other relief, Putnam Management will be precluded from arguing that it did not violate the federal securities laws in the manner described in the SEC order, the findings set forth in the SEC order will be accepted as true by the hearing officer and additional evidence may be presented. Putnam Management, and not the investors in any Putnam fund, will bear all costs, including restitution, civil penalties and associated legal fees. Administrative proceedings instituted by the Commonwealth of Massachusetts on October 28, 2003 against Putnam Management in connection with alleged market timing activities by Putnam employees and by participants in some Putnam-administered 401(k) plans are pending. Putnam Management has committed to make complete restitution for any losses suffered by Putnam shareholders as a result of any improper market-timing activities by Putnam employees or within Putnam-administered 401(k) plans.

The SEC's and Commonwealth's allegations and related matters also serve as the general basis for numerous lawsuits, including purported class action lawsuits filed against Putnam Management and certain related parties, including certain Putnam funds. Putnam Management has agreed to bear any costs incurred by Putnam funds in connection with these lawsuits. Based on currently available information, Putnam Management believes that the likelihood that the pending private lawsuits and purported class action lawsuits will have a material adverse financial impact on the fund is remote, and the pending actions are not likely to materially affect its ability to provide investment management services to its clients, including the Putnam funds.

For the period ended January 31, 2004, Putnam Management has assumed $69,126 of legal, shareholder servicing and communication, audit, and Trustee fees incurred by the Fund in connection with these matters.

Review of these matters by counsel for Putnam Management and by separate independent counsel for the Putnam funds and their independent Trustees is continuing. In addition, Marsh & McLennan Companies, Inc., Putnam Management's parent company, has engaged counsel to conduct a separate review of Putnam Management's policies and controls related to short-term trading. The fund may experience increased redemptions as a result of these matters, which could result in increased transaction costs and operating expenses.


The Putnam family of funds

The following is a complete list of Putnam's open-end mutual funds. Investors should consider the investment objective, risks, charges, and expenses of a fund before investing. For a prospectus containing this and other information for any Putnam fund or product, call your financial advisor at 1-800-225-1581 and ask for a prospectus. Please read the prospectus carefully before investing.

Growth Funds

Discovery Growth Fund
Growth Opportunities Fund
Health Sciences Trust
International New Opportunities Fund*
New Opportunities Fund
OTC & Emerging Growth Fund
Small Cap Growth Fund
Vista Fund
Voyager Fund

Blend Funds

Capital Appreciation Fund
Capital Opportunities Fund
Europe Equity Fund*
Global Equity Fund*
Global Natural Resources Fund*
International Capital Opportunities Fund*
International Equity Fund*
Investors Fund
Research Fund
Tax Smart Equity Fund
Utilities Growth and Income Fund

Value Funds

Classic Equity Fund
Convertible Income-Growth Trust
Equity Income Fund
The George Putnam Fund of Boston
The Putnam Fund for Growth and Income
International Growth and Income Fund*
Mid Cap Value Fund
New Value Fund
Small Cap Value Fund+

Income Funds

American Government Income Fund
Diversified Income Trust
Global Income Trust*
High Yield Advantage Fund+*
High Yield Trust*
Income Fund
Intermediate U.S. Government Income Fund
Money Market Fund++
U.S. Government Income Trust

Tax-free Income Funds

Municipal Income Fund
Tax Exempt Income Fund
Tax Exempt Money Market Fund++
Tax-Free High Yield Fund
Tax-Free Insured Fund

State tax-free income funds

Arizona, California, Florida, Massachusetts, Michigan, Minnesota, New Jersey, New York, Ohio and Pennsylvania

Asset Allocation Funds

Putnam Asset Allocation Funds--three investment portfolios that spread your money across a variety of stocks, bonds, and money market investments.

The three portfolios:

Asset Allocation: Balanced Portfolio
Asset Allocation: Conservative Portfolio
Asset Allocation: Growth Portfolio

 * A 1% redemption fee on total assets redeemed or exchanged within 90 days of purchase may be imposed for all share classes of these funds.

 + Closed to new investors.

++ An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the funds seek to preserve your investment at $1.00 per share, it is possible to lose money by investing in the fund.

For shares purchased on or after April 19, 2004, a 2% redemption fee will be applied to shares exchanged or sold within 5 days of purchase.

Check your account balances and the most recent month-end performance at www.putnaminvestments.com.


Fund information

One of the largest mutual fund families in the United States, Putnam Investments has a heritage of investment leadership dating back to Judge Samuel Putnam, whose Prudent Man Rule has defined fiduciary tradition and practice since 1830. Founded over 65 years ago, Putnam Investments was built around the concept that a balance between risk and reward is the hallmark of a well-rounded financial program. We presently manage over 100 mutual funds in growth, value, blend, fixed income, and international.

Investment Manager

Putnam Investment
Management, LLC
One Post Office Square
Boston, MA 02109

Marketing Services

Putnam Retail Management
One Post Office Square
Boston, MA 02109

Custodian

Putnam Fiduciary Trust Company

Legal Counsel

Ropes & Gray LLP

Trustees

John A. Hill, Chairman
Jameson Adkins Baxter
Charles B. Curtis
Ronald J. Jackson
Paul L. Joskow
Elizabeth T. Kennan
John H. Mullin III
Robert E. Patterson
George Putnam, III
A.J.C. Smith
W. Thomas Stephens
W. Nicholas Thorndike

Officers

George Putnam, III
President

Charles E. Porter
Executive Vice President,
Treasurer and Principal Financial Officer

Patricia C. Flaherty
Senior Vice President

Steven D. Krichmar
Vice President and Principal Financial Officer

Michael T. Healy
Assistant Treasurer and Principal Accounting Officer

Beth S. Mazor
Vice President

Gordon H. Silver
Vice President

Mark C. Trenchard
Vice President and BSA Compliance Officer

William H. Woolverton
Vice President and Chief Legal Officer

Judith Cohen
Clerk and Assistant Treasurer

This report is for the information of shareholders of Putnam Growth Opportunities Fund. It may also be used as sales literature when preceded or accompanied by the current prospectus, the most recent copy of Putnam's Quarterly Performance Summary, and Putnam's Quarterly Ranking Summary. For more recent performance, please visit www.putnaminvestments.com. Investors should consider the investment objective, risks, charges, and expenses of a fund, which are described in its prospectus. For more information or to request a prospectus, call 1-800-225-1581 toll free. Please read the prospectus carefully before investing. The fund's Statement of Additional Information contains additional information about the fund's Trustees and is available without charge upon request by calling 1-800-225-1581.


[LOGO OMITTED]

PUTNAM INVESTMENTS

The Putnam Funds
One Post Office Square
Boston, Massachusetts 02109

PRSRT STD
U.S. POSTAGE PAID
PUTNAM
INVESTMENTS

Call 1-800-225-1581 or visit our Web site www.putnaminvestments.com.

SA061-211470  2AP/2HJ/2HK/2HL  3/04

Not FDIC Insured    May Lose Value    No Bank Guarantee



PUTNAM INVESTMENTS                                      [SCALE LOGO OMITTED]
----------------------------------------------------------------------------

Putnam Growth Opportunities Fund
Supplement to Semiannual Report dated 1/31/04

The following information has been prepared to provide class Y shareholders with a performance overview specific to their holdings. Class Y shares are offered exclusively to clients that meet the eligibility requirements specified in the fund's prospectus for such shares. Performance of class Y shares, which do not incur a front-end load, a distribution fee, or a contingent deferred sales charge, will differ from the performance of class A, B, C, M, and R shares, which are discussed more extensively in the semiannual report.

RESULTS AT A GLANCE
----------------------------------------------------------------------------

Total return for periods ended 1/31/04

                                                                        NAV

6 months                                                              10.76%
1 year                                                                28.84
5 years                                                              -37.95
Annual average                                                        -9.10
Life of fund (since class A inception, 10/2/95)                       74.62
Annual average                                                         6.92

Share value:                                                            NAV

7/31/03                                                              $11.90
1/31/04                                                              $13.18

----------------------------------------------------------------------------

Distributions:   The fund did not make any distributions during this period.

----------------------------------------------------------------------------

Please note that past performance is not indicative of future results. More recent returns may be more or less than those shown. Returns shown for class Y shares for periods prior to their inception are derived from the historical performance of class A shares, and are not adjusted to reflect the initial sales charge currently applicable to class A shares. These returns have not been adjusted to reflect differences in operating expenses which, for class Y shares, typically are lower than the operating expenses applicable to class A shares. All returns assume reinvestment of distributions at net asset value. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. See full report for information on comparative benchmarks. If you have questions, please consult your fund prospectus or call Putnam toll free at 1-800-752-9894.



Item 2. Code of Ethics:
-----------------------
Not applicable

Item 3. Audit Committee Financial Expert:
-----------------------------------------
Not applicable

Item 4. Principal Accountant Fees and Services:
-----------------------------------------------
Not applicable

Items 5-6. [Reserved]
---------------------

Item 7. Disclosure of Proxy Voting Policies and Procedures For Closed End
-------------------------------------------------------------------------
        Management Investment Companies: Not applicable
        --------------------------------

Item 8. [Reserved]
------------------

Item 9. Submission of Matters to a Vote of Security Holders:
------------------------------------------------------------
        Not applicable

Item 10. Controls and Procedures:
---------------------------------

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report on Form N-CSR, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the investment company in the reports that it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

Although such officers reached the conclusion expressed in the preceding paragraph, they are aware of matters that raise concerns with respect to controls, each of which arose in connection with the administration of 401(k) plans by Putnam Fiduciary Trust Company. The first matter, which occurred in early 2001, involved the willful circumvention of controls by certain Putnam employees in connection with the correction of operational errors with respect to a 401(k) client's investment in certain Putnam Funds, which led to losses in five Putnam Funds (not including the registrant). Such officers became aware of this matter in February 2004. The second matter, which occurred in 2002, involved the willful circumvention by certain Putnam employees of policies and procedures in connection with the payment of Putnam corporate expenses. Such officers did not learn that this matter involved a Putnam Fund until January 2004. Putnam has made restitution to the affected Funds, implemented a number of personnel changes, including senior personnel, begun to implement changes in procedures to address these items and informed the SEC, the Funds' Trustees and independent auditors. An internal investigation and review of procedures and controls are currently ongoing.

In reaching the conclusion expressed herein, the registrant's principal executive officer and principal financial officer considered a number of factors, including the nature of the matters described above, when the matters occurred, the individuals involved, personnel changes that have occurred since these matters occurred, the results to date of the current ongoing investigation and the overall quality of controls at Putnam at this time.

(b) Changes in internal control over financial reporting:
Not applicable

Item 11. Exhibits:
------------------

(a) Not applicable

(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Investment Company Act of 1940, as amended, and the officer certifications as required by Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.


SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 an the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NAME OF REGISTRANT

By (Signature and Title):            /s/Michael T. Healy
                                     --------------------------
                                     Michael T. Healy
                                     Principal Accounting Officer
Date: April 1, 2004



Pursuant to the requirements of the Securities Exchange Act of 1934 an the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):            /s/Charles E. Porter
                                     ---------------------------
                                     Charles E. Porter
                                     Principal Executive Officer
Date: April 1, 2004



By (Signature and Title):            /s/Steven D. Krichmar
                                     ---------------------------
                                     Steven D. Krichmar
                                     Principal Financial Officer
Date: April 1, 2004